SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of share-based compensation expenses

The following table presents the classification of the Company’s share-based compensation expenses:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Origination and servicing	10,345	3,167	3,159
General and administrative	80,599	8,870	5,021
Research and development	48,578	10,170	5,461
Sales and marketing	8,060	8,445	1,545
Total	147,582	30,652	15,186

Summary of assumptions to estimate fair value of options at date of grant

The following assumptions were applied to estimate the fair value of the options granted in 2019 and 2020 at the date of grant:

	November 2019	November 2020
Average risk-free rate of interest	1.57%-1.69%	0.23%-0.60%
Estimated volatility rate	42.86%-45.28%	49.74%-53.91%
Exercise multiples	2.8	2.8
Dividend yield	0.00%	0.00%
Time to maturity	0-3 years	0-3 years
Fair value per underlying ordinary share	RMB53.43	RMB18.33

Summary of aggregate option activities

The summary of the aggregate option activities and information regarding options outstanding for the years ended as of December 31, 2020 and 2021 is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2020	4,380	3.5	2.63	118,421
Granted	108
Exercised	(2,101)
Forfeited	(636)
Options outstanding at December 31, 2021	1,751	3.5	1.91	45,349
Options exercisable at December 31, 2021	766	3.5	1.38	16,233
Options vested or expected to be vested at December 31, 2021	1,751	3.5	1.91	45,349